Per Share Data (Tables)	9 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Reconciliation of Differences Between Basic and Diluted Earnings Per Share (EPS)
During the nine and three months ended December 31, 2019 and 2020, there was no stock compensation which was antidilutive.

	Millions of yen
	Nine months ended December 31, 2019	Nine months ended December 31, 2020
Net Income attributable to ORIX Corporation shareholders	¥244,319	¥142,015

	Millions of yen
	Three months ended December 31, 2019	Three months ended December 31, 2020
Net Income attributable to ORIX Corporation shareholders	¥85,169	¥48,173

	Thousands of Shares
	Nine months ended December 31, 2019	Nine months ended December 31, 2020
Weighted-average shares	1,279,196	1,242,765
Effect of dilutive securities—
Stock compensation	1,138	1,107

Weighted-average shares for diluted EPS computation	1,280,334	1,243,872

	Thousands of Shares
	Three months ended December 31, 2019	Three months ended December 31, 2020
Weighted-average shares	1,278,048	1,235,177
Effect of dilutive securities—
Stock compensation	1,245	1,139

Weighted-average shares for diluted EPS computation	1,279,293	1,236,316

	Yen
	Nine months ended December 31, 2019	Nine months ended December 31, 2020
Earnings per share for net income attributable to ORIX Corporation shareholders:
Basic	¥190.99	¥114.27
Diluted	190.82	114.17

	Yen
	Three months ended December 31, 2019	Three months ended December 31, 2020
Earnings per share for net income attributable to ORIX Corporation shareholders:
Basic	¥66.64	¥39.00
Diluted	66.58	38.97

Note:
The Company’s shares held through the Board Incentive Plan Trust are included in the number of treasury stock to be deducted in calculation of the weighted-average shares for EPS computation. (1,813,193 and 1,821,098 shares for the nine months ended December 31, 2019 and 2020, 1,796,993 and 2,197,628 shares for the three months ended December 31, 2019 and 2020)